ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:
	September 30,
	2015	2016
	RMB	RMB

Technology rights for licensed seeds	99,602	100,602
Distribution network	6,739	6,739
Others	7,584	7,834

	113,925	115,175
Accumulated amortization	(78,221)	(85,931)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	31,390	24,930

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2017	5,629
2018	5,312
2019	3,608
2020	2,179
2021	1,980

Total	18,708